Decommissioning and other provisions (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Decommissioning and Other Provisions	Decommissioning and other provisions

	$ million
	Decommissioning and restoration	Legal	Onerous contracts	Environmental	Redundancy	Other	Total
At January 1, 2024
Current	1,296	508	224	318	367	1,328	4,041
Non-current	18,157	1,548	880	638	123	1,185	22,531
	19,453	2,056	1,104	956	490	2,513	26,572
Additions	629	261	184	125	1,258	665	3,122
Amounts charged against provisions	(1,034)	(409)	(227)	(148)	(354)	(316)	(2,488)
Accretion expense	830	76	35	14	3	9	967
Disposals and liabilities classified as held for sale	(3,115)	—	—	(3)	2	11	(3,105)
Remeasurements and other movements	1,994	(161)	(33)	(39)	(241)	(505)	1,015
Currency translation differences	(273)	(2)	(1)	(22)	(37)	(52)	(387)
	(969)	(235)	(42)	(73)	631	(188)	(876)
At December 31, 2024
Current	1,356	457	238	267	932	1,219	4,469
Non-current	17,128	1,364	824	616	189	1,106	21,227
	18,484	1,821	1,062	883	1,121	2,325	25,696

At January 1, 2023
Current	856	224	277	321	171	1,061	2,910
Non-current	19,429	1,177	1,207	730	153	1,149	23,845
	20,285	1,401	1,484	1,051	324	2,210	26,755
Additions	617	853	26	208	424	806	2,934
Amounts charged against provisions	(777)	(195)	(345)	(233)	(154)	(203)	(1,907)
Accretion expense	643	21	24	13	4	9	714
Disposals and liabilities classified as held for sale	(60)	(1)	—	(16)	(1)	(1)	(79)
Remeasurements and other movements	(1,499)	(24)	(83)	(74)	(113)	(321)	(2,114)
Currency translation differences	244	1	(2)	7	6	13	269
	(832)	655	(380)	(95)	166	303	(183)
At December 31, 2023
Current	1,296	508	224	318	367	1,328	4,041
Non-current	18,157	1,548	880	638	123	1,185	22,531
	19,453	2,056	1,104	956	490	2,513	26,572

Summary of expected maturity of Provisions
The decommissioning and restoration provision at December 31, 2024, is expected to be utilised within:

$ million
Dec 31, 2024
Between 1 to 5 years	5,127
Between 6 to 10 years	3,486
11 years and later	9,871
Total	18,484